Prepayment for Purchase of a Property (Details) ¥ in Millions			6 Months Ended
	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Prepayment for Purchase of a Property (Details) [Line Items]
Commercial office space (in Square Meters)	2,749.3	2,749.3
Total purchase price	$ 5,040,000.00	¥ 32
Percentage of prepayment	50.00%	50.00%
Remaining payable percentage	20.00%	20.00%
Payable delivery property percentage	30.00%	30.00%
Prepayment amount			$ (2,520,000)	¥ 16
Mr. Gang Lai [Member]
Prepayment for Purchase of a Property (Details) [Line Items]
Equity interest	5.00%	5.00%